CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 8,336,254	$ 1,166,286	¥ 2,076,936
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,418,714	618,201	3,945,319
Share-based compensation	2,663,590	372,650	2,622,942
Losses from disposal of property, equipment and software	37,047	5,183	13,839
Deferred income tax	304,336	42,578	(21,777)
Amortization of discounts and issuance costs of the unsecured senior notes	11,020	1,542	10,027
Impairment of goodwill and intangible assets			22,317
Impairment of investments	1,040,048	145,508	399,027
Fair value change of long-term investments	714,645	99,983	(2,551,671)
Gain on disposals of long-lived assets	(3,070,297)	(429,550)
Gain from business and investment disposals	(1,199,765)	(167,853)	(1,459,805)
Share of results of equity investees	1,220,008	170,685	941,821
Foreign exchange (gains)/losses	(53,884)	(7,539)	245,273
Changes in operating assets and liabilities:
Accounts receivable	4,107,703	574,689	2,847
Inventories	(4,248,903)	(594,443)	1,925,632
Advance to suppliers	(195,991)	(27,420)	(44,978)
Prepayments and other current assets	256,874	35,938	(1,016,608)
Operating lease right-of-use assets	(1,707,998)	(238,958)	0
Amount due from related parties	(2,181,994)	(305,272)	1,563,788
Other non-current assets	(62,319)	(8,719)	(244,106)
Accounts payable	7,169,657	1,003,072	4,405,821
Advance from customers	1,344,068	188,042	(723,391)
Deferred revenues	1,335,722	186,874	(440,584)
Taxes payable	84,002	11,752	(405,730)
Accrued expenses and other current liabilities	2,415,304	337,912	3,550,585
Operating lease liabilities	1,937,384	271,050
Amount due to related parties	102,294	14,311	35,768
Net cash provided by operating activities	24,777,519	3,466,502	14,853,292
Cash flows from investing activities:
Purchase of short-term investments	(24,409,008)	(3,414,946)	(7,086,000)
Maturity of short-term investments	2,018,324	282,374	10,476,207
Purchases of investment securities	(756,826)	(105,884)	(4,320,750)
Cash received from disposal of investment securities	657,420	91,976	317,975
Prepayments and investments in equity investees	(9,437,606)	(1,320,370)	(16,033,332)
Cash received from disposal of equity investments	3,284,005	459,449	1,606,338
Cash paid for loan originations	(30,261,994)	(4,233,809)	(24,941,046)
Cash received from loan repayments	32,084,558	4,488,795	24,830,834
Purchase of property, equipment and software	(2,009,980)	(281,207)	(8,286,240)
Purchase of intangible assets	(29,858)	(4,177)	(127,264)
Cash paid for construction in progress	(3,832,150)	(536,137)	(5,499,980)
Purchase of land use rights	(782,764)	(109,513)	(3,220,482)
Cash received from the sales of long-lived assets	5,408,621	756,694
Cash paid for business combination, net of cash acquired			(19,578)
Loans settled by JD Digits	512,989	71,770	8,412,441
Other investing activities	(247,532)	(34,630)
Net cash used in investing activities	(27,801,801)	(3,889,615)	(23,890,877)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			3,531,870
Repurchase of ordinary shares	(131,010)	(18,329)	0
Proceeds from issuance of ordinary shares pursuant to stock plans	94,434	13,212	46,863
Proceeds from issuance of convertible redeemable preferred shares of JD Logistics, net			15,615,199
Capital injection from non-controlling interest shareholders	3,573,369	499,933	197,207
Proceeds from short-term borrowings	5,803,800	811,981	1,169,422
Repayment of short-term borrowings	(5,969,768)	(835,201)	(200,000)
Proceeds from long-term borrowings			2,890,575
Repayment of nonrecourse securitization debt	(3,886,227)	(543,703)	(8,184,630)
Proceeds from other financing activities, net			74,300
Net cash provided by /(used in) financing activities	(515,402)	(72,107)	15,140,806
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	796,854	111,484	1,811,704
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(2,742,830)	(383,736)	7,914,925
Cash, cash equivalents, and restricted cash at beginning of the period	37,502,058	5,246,731	29,798,537
Cash, cash equivalents, and restricted cash at end of the period	34,759,228	4,862,995	37,713,462
Supplemental cash flow disclosures:
Cash paid for income taxes	(671,100)	(93,890)	(666,303)
Cash paid for interest	(398,681)	(55,778)	(292,852)
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with strategic cooperation agreement with Tencent	759,195	106,215
Equity investments obtained through commitment of future services and contribution of certain business	¥ 2,370,807	$ 331,688	¥ 181,228